Long-term debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Lampung facility:
Export credit tranche	$116,539	$123,982
FSRU tranche	29,076	31,164
Gallant facility:
Commercial tranche	116,003	120,743
Export credit tranche	31,167	33,000
Grace facility:
Commercial tranche	140,938	146,063
Export credit tranche	29,250	30,750
Outstanding principal	462,973	485,702
Lampung facility unamortized debt issuance cost	(6,635)	(7,494)
Gallant facility unamortized fair value of debt assumed	382	552
Grace facility unamortized fair value of debt assumed	1,217	1,543
Total debt	457,937	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	$412,479	$434,845